UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSR
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-21946

                               OLD FIELD FUND, LLC
               (Exact name of Registrant as specified in charter)
                                    --------


                          232 Madison Avenue, Suite 906
                               New York, NY 10016
               (Address of principal executive offices) (Zip code)

                      SEI Investments Global Fund Services
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-212-532-3651

                        DATE OF FISCAL YEAR END: MARCH 31

                    DATE OF REPORTING PERIOD: MARCH 31, 2007

ITEM 1.    REPORTS TO UNITHOLDERS.

Annual report attached.




                               OLD FIELD FUND, LLC

                              FINANCIAL STATEMENTS

                                 MARCH 31, 2007

OLD FIELD FUND, LLC

CONTENTS

                                                                                     PAGE
                                                                                     ----
OLD FIELD FUND, LLC

FINANCIAL STATEMENTS

   Report of independent registered public accounting firm                             1

   Statement of assets, liabilities and members' equity as of March 31, 2007           2

   Statement of operations for the period from February 1, 2007
      (commencement of operations) through March 31, 2007                              3

   Statement of changes in members' equity for the period from February 1, 2007
      (commencement of operations) through March 31, 2007                              4

   Statement of cash flows for the period from February 1, 2007
      (commencement of operations) through March 31, 2007                              5

   Notes to financial statements                                                       6


OLD FIELD MASTER FUND, LLC

FINANCIAL STATEMENTS

   Report of independent registered public accounting firm

   Statement of assets, liabilities and members' equity as of March 31, 2007

   Schedule of investments in investment funds as of March 31, 2007

   Statement of operations for the period from February 1, 2007
      (commencement of operations) through March 31, 2007

   Statement of changes in members' equity for the period from February 1, 2007
      (commencement of operations) through March 31, 2007

   Statement of cash flows for the period from February 1, 2007
      (commencement of operations) through March 31, 2007

   Notes to financial statements

                                              Eisner LLP
[EISNER LOGO]                                 Accountants and Advisors

                                              750 Third Avenue
                                              New York, NY 10017-2703
                                              Tel 212.949.8700  Fax 212.891.4100
                                              www.eisnerllp.com


REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholders of Old Field Fund, LLC


We have audited the accompanying statement of assets, liabilities and members' equity of Old Field Fund, LLC (the "Fund"), as of March 31, 2007 and the related statements of operations, changes in members' equity, cash flows and financial highlights for the period from February 1, 2007 (commencement of operations) through March 31, 2007. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Old Field Fund, LLC as of March 31, 2007, the results of its operations, changes in its members' equity, its cash flows and the financial highlights for the period from February 1, 2007 (commencement of operations) through March 31, 2007, in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note B[2], the financial statements include an investment in Old Field Fund, LDC valued at $35,390,289, whose fair value has been estimated by management in the absence of readily ascertainable market values. Because of the inherent uncertainty of valuation, this estimated value may be materially higher or lower than the value that would have been used had a ready market for the investment existed.

/s/ EISNER LLP

New York, New York
May 24, 2007




                                 Independent Member of Baker Tilly International

OLD FIELD FUND, LLC

STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' EQUITY
MARCH 31, 2007

ASSETS
   Investment in Old Field Fund, LDC, at fair value                                 $ 35,390,289
                                                                                    ============

MEMBERS' EQUITY                                                                     $ 35,390,289
                                                                                    ============

VALUE OF MEMBERS' EQUITY PER UNIT - BASED ON 350,100 UNITS OF BENEFICIAL INTEREST   $     101.09
                                                                                    ============

ANALYSIS OF MEMBERS' EQUITY:
   Capital subscriptions                                                            $ 35,010,000
   Undistributed net investment loss                                                     (93,881)
   Net unrealized appreciation on investments in investment funds                        474,170
                                                                                    ------------

                                                                                    $ 35,390,289
                                                                                    ============




SEE NOTES TO FINANCIAL STATEMENTS                                             2

OLD FIELD FUND, LLC

STATEMENT OF OPERATIONS
FOR THE PERIOD FROM FEBRUARY 1, 2007 (COMMENCEMENT OF OPERATIONS) THROUGH MARCH 31, 2007

Net unrealized gains from investments in investment funds allocated from
   Old Field Fund, LDC                                                     $ 474,170
                                                                           ---------

NET INVESTMENT LOSS ALLOCATED FROM OLD FIELD FUND, LDC:
   Interest income                                                            23,829
   Management fee                                                            (88,197)
   Professional fees                                                         (49,015)
   Administration fee                                                        (16,825)
   Other expenses                                                             (3,087)
                                                                           ---------

                                                                            (133,295)
      Fund expense reimbursement                                              39,414
                                                                           ---------

Net investment loss allocated from Old Field Fund, LDC                       (93,881)
                                                                           ---------

NET INCOME                                                                 $ 380,289
                                                                           =========




SEE NOTES TO FINANCIAL STATEMENTS                                             3

OLD FIELD FUND, LLC

STATEMENT OF CHANGES IN MEMBERS' EQUITY

FOR THE PERIOD FROM FEBRUARY 1, 2007 (COMMENCEMENT OF OPERATIONS) THROUGH MARCH 31, 2007

FROM OPERATIONS:
   Net unrealized gains from investments in investment funds allocated from
      Old Field Fund, LDC                                                     $    474,170
   Net investment loss allocated from Old Field Fund, LDC                          (93,881)
                                                                              ------------

        Net increase in members' equity from operations                            380,289

MEMBERS' EQUITY TRANSACTIONS:
   Proceeds from sales of 350,100 units                                         35,010,000
                                                                              ------------

Net increase in members' equity                                                 35,390,289
Members' equity at beginning of period                                                   0
                                                                              ------------

MEMBERS' EQUITY AT END OF PERIOD                                              $ 35,390,289
                                                                              ============






SEE NOTES TO FINANCIAL STATEMENTS                                             4

OLD FIELD FUND, LLC

STATEMENT OF CASH FLOWS
FOR THE PERIOD FROM FEBRUARY 1, 2007 (COMMENCEMENT OF OPERATIONS) THROUGH MARCH 31, 2007

CASH FLOWS FROM OPERATING AND INVESTING ACTIVITIES:
Net income                                                              $    380,289
Adjustments to reconcile net income to net cash used in operating and investing activities:
   Net unrealized gain on investment                                        (380,289)
   Changes in:
      Investment in Old Field Fund, LDC                                  (35,010,000)
                                                                        ------------

        Net cash used in operating and investing activities              (35,010,000)

CASH FLOWS FROM FINANCING ACTIVITIES:
   Proceeds from sales of units                                           35,010,000
                                                                        ------------

NET CHANGE AND BALANCE IN CASH AT END OF PERIOD                         $          0
                                                                        ============






SEE NOTES TO FINANCIAL STATEMENTS                                             5

OLD FIELD FUND, LLC

NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2007


NOTE A - ORGANIZATION

Old Field Fund, LLC (the "Fund") is a Delaware limited liability company registered under the Investment Company Act of 1940, as amended, as a closed-end management investment company. The Fund was incorporated on July 21, 2006 and commenced operations on February 1, 2007. The Fund is a feeder fund and invests substantially all of its investable assets in Old Field Fund, LDC (the "Offshore Feeder"), which is a Cayman Islands limited duration company. The Offshore Feeder, in turn, invests all or substantially all of its investable assets in Old Field Master Fund, LLC (the "Master Fund"), a limited liability company, which is a fund of hedge funds. Marwood Alternative Asset Management, LLC (the "Investment Adviser"), a Delaware limited liability company, is a broker-dealer and an investment advisor registered with the Securities and Exchange Commission and is responsible for the investment decisions of the Master Fund.


NOTE B - SIGNIFICANT ACCOUNTING POLICIES

[1]   BASIS OF ACCOUNTING:

      The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America.

[2]   USE OF ESTIMATES:

      The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

[3]   INVESTMENT VALUATION AND REVENUE RECOGNITION:

      The Fund's investment in the Offshore Feeder is valued at fair value, which is the Fund's proportionate interest in the net assets of the Master Fund. The performance of the Fund is directly affected by the performance of the Master Fund. The financial statements of the Master Fund are attached. These financial statements are an integral part of the Fund's financial statements.

      The Fund records its proportionate share of the Master Fund's income, expenses and realized and unrealized gains and losses on a monthly basis. In addition, the Fund bears its own expenses, if any. The Fund has an indirect investment in the Master Fund which represents 99.98% of the Master Fund's net assets.

[4]   INCOME TAXES:

      No provision of federal, state or local income taxes has been made since these taxes are the responsibility of the individual members. No provisions have been made in the accompanying financial statements of the Master Fund.

[5]   FAIR VALUE OF FINANCIAL INSTRUMENTS:

      The fair value of the Fund's assets and liabilities, which qualify as financial instruments under the Statement of Financial Accounting
      Standards No. 107, "Disclosures About Fair Value of Financial Instruments," approximates the carrying amounts presented in the accompanying statement of assets, liabilities and members' equity.

OLD FIELD FUND, LLC

NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2007

NOTE B - SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)


[6]   NEW ACCOUNTING PRONOUNCEMENTS:

      In July, 2006 the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" ("FIN 48"), which clarifies the accounting for uncertainty in tax positions taken or expected to be taken in a tax return. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of tax provisions taken or expected to be taken on a tax return. FIN 48 is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness. Management is currently evaluating the impact, if any, of applying the various provisions of FIN 48.

      In September 2006, the FASB issued SFAS No. 157, "Fair Value Measurements" ("SFAS 157"). SFAS 157 defines fair value and establishes a framework for measuring fair value. It also expands the disclosures about the use of fair value to measure assets and liabilities. SFAS 157 is effective the first fiscal year beginning after November 15, 2007. At this time, management is evaluating the impact, if any, of the adoption of SFAS 157 on the Fund' financial statements.

      In February 2007, the FASB issued SFAS No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities - including an amendment of FASB Statement No. 115" ("SFAS 159"). SFAS 159 permits an entity to elect fair value as the initial and subsequent measurement attribute for many financial assets and liabilities. Entities electing the fair value option would be required to recognize changes in fair value in earnings. Entities electing the fair value option are required to distinguish, on the face of the statement of assets, liabilities and members' equity, the fair value of assets and liabilities for which the fair value option has been elected and similar assets and liabilities measured using another measurement attribute. SFAS 159 is effective for the Fund's fiscal year 2008. The adjustment to reflect the difference between the fair value and the carrying amount would be accounted for as a cumulative-effect adjustment to members' equity as of the date of the initial adoption. Management is currently evaluating the impact, if any, of SFAS 159 on the Fund's financial statements.


NOTE C - ALLOCATION OF INCOME AND LOSSES AND CAPITAL TRANSACTIONS

Units in the Fund will be offered and may be purchased on a monthly basis or at such other times as may be determined by the board of managers of the Fund (the "Board"). The Board of the Fund may discontinue accepting subscriptions at any time. Units will be sold at the net asset value per unit as of the date on which the subscription is accepted. At the inception of the Fund the units were sold at $100 per unit.

Members do not have the right to require the Fund to redeem any or all of its units. The Fund may offer to repurchase units pursuant to written tenders by members at such times, amounts, and terms as may be determined by the Board of the Fund, in its sole discretion. Any member tendering units for repurchase less than one year following the date of their initial purchase will be subject to an early withdrawal charge of 2.00% of the repurchase proceeds.

Net income or losses are allocated to all members in proportion to their respective units.

OLD FIELD FUND, LLC

NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2007


NOTE D - EXPENSE LIMITATION AND REIMBURSEMENT

The Investment Adviser, the Fund and the Master Fund have entered into an expense limitation and reimbursement agreement (the "Expense Limitation Agreement") under which the Investment Adviser or an affiliate of the Investment Adviser has agreed to waive its fees, or to pay or absorb the ordinary operating expenses of the Fund and the Master Fund, to the extent necessary to limit the ordinary operating expenses of the Fund and the Master Fund, in the aggregate, to 2.00% per annum of the Fund's and the Master Fund's average monthly net assets (the "Expense Limitation"). In consideration of the Investment Adviser's agreement to limit the Fund's and the Master Fund's expenses, the Fund and the Master Fund will carry forward the amount of expenses waived, paid or absorbed by the Investment Adviser or its affiliate in excess of the Expense Limitation for a period not to exceed three years from the end of the fiscal year in which they were incurred and will reimburse the Investment Adviser or its affiliate such amounts. Reimbursement will be made as promptly as possible, but only to the extent it does not cause the Fund's ordinary operating expenses to exceed the Expense Limitation. The Expense Limitation Agreement will remain in effect until terminated by the Investment Adviser, the Fund or the Master Fund.

OLD FIELD FUND, LLC

NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2007


NOTE E - FINANCIAL HIGHLIGHTS

The following table summarizes per unit data for the members and the Fund's ratios of net investment loss and expenses to average net assets and total return for period from February 1, 2007 (commencement of operations) through March 31, 2007:

      PER UNIT OPERATING PERFORMANCE:
      Initial subscription                                     $100.00
                                                               -------

      Income from investment operations:
         Net investment loss                                     (0.27)
         Net unrealized gain on investments in investment
            funds from Old Field Fund, LDC                        1.36
                                                               -------

      Total from investment operations                            1.09
                                                               -------

      NET ASSET VALUE, END OF PERIOD                           $101.09
                                                               =======

      MEMBERS' EQUITY, END OF PERIOD (000'S)                   $35,390
                                                               =======

      TOTAL RETURN                                                1.09%
                                                               =======

      PORTFOLIO TURNOVER                                          0.00%
                                                               =======

      RATIOS TO AVERAGE NET ASSETS*:
         Expenses, before reimbursement                           0.45%
         Reimbursement                                           (0.11)%
                                                               -------

         Expenses, after reimbursement                            0.34%
                                                               =======

         Net investment loss, before reimbursement               (0.38)%
         Reimbursement                                            0.11%
                                                               -------

         Net investment loss, after reimbursement                (0.27)%
                                                               =======

      * Not annualized

      The net investment loss and expense ratios are calculated for all members taken as a whole. The computation of such ratios based on the amount of expenses and net investment loss assessed to an individual investor's share may vary based on the timing of capital transactions. Total return is calculated on a monthly compounded basis.


NOTE F - SUBSEQUENT EVENTS

In April 2007, there were additional units sold for proceeds of approximately $4,500,000.

                           OLD FIELD MASTER FUND, LLC

                              FINANCIAL STATEMENTS

                                 MARCH 31, 2007

OLD FIELD MASTER FUND, LLC

CONTENTS

                                                                                   PAGE
                                                                                   ----
FINANCIAL STATEMENTS

   Report of independent registered public accounting firm                          1

   Statement of assets, liabilities and members' equity as of March 31, 2007        2

   Schedule of investments in investment funds as of March 31, 2007                 3

   Statement of operations for the period from February 1, 2007 (commencement of
     operations) through March 31, 2007                                             4

   Statement of changes in members' equity for the period from February 1, 2007
     (commencement of operations) through March 31, 2007                            5

   Statement of cash flows for the period from February 1, 2007 (commencement of
     operations) through March 31, 2007                                             6

   Notes to financial statements                                                    7

                                              Eisner LLP
[EISNER LOGO]                                 Accountants and Advisors

                                              750 Third Avenue
                                              New York, NY 10017-2703
                                              Tel 212.949.8700  Fax 212.891.4100
                                              www.eisnerllp.com

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholders of Old Field Master Fund, LLC


We have audited the accompanying statement of assets, liabilities and members' equity of Old Field Master Fund, LLC (the "Fund"), including the schedule of investments in investment funds, as of March 31, 2007 and the related statements of operations, changes in members' equity, cash flows and financial highlights for the period from February 1, 2007 (commencement of operations) through March 31, 2007. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments in investment funds as of March 31, 2007 by correspondence with investment funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Old Field Master Fund, LLC as of March 31, 2007, the results of its operations, changes in its members' equity, its cash flows and the financial highlights for the period from February 1, 2007 (commencement of operations) through March 31, 2007, in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note B[2], the financial statements include investments in private investment funds valued at $30,624,305 (approximately 86.51% of members' equity), whose fair values have been estimated by management in the absence of readily ascertainable market values. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the investments existed.

/s/ EISNER LLP

New York, New York
May 24, 2007




                                 Independent Member of Baker Tilly International

OLD FIELD MASTER FUND, LLC

STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' EQUITY
MARCH 31, 2007

ASSETS
   Investments in investment funds, at fair value (cost $30,150,000)   $30,624,305
   Investments in investment funds made in advance                       3,450,000
   Cash and cash equivalents                                             1,443,836
   Due from Investment Adviser                                              39,425
                                                                       -----------

      Total assets                                                     $35,557,566
                                                                       ===========
LIABILITIES
   Management fee payable                                              $    88,222
   Professional fees payable                                                49,029
   Administration fee payable                                               16,830
   Accrued expenses and other liabilities                                    3,088
                                                                       -----------

      Total liabilities                                                    157,169

MEMBERS' EQUITY                                                         35,400,397
                                                                       -----------

                                                                       $35,557,566
                                                                       ===========
VALUE OF MEMBERS' EQUITY PER UNIT - BASED ON 350,200 UNITS
  OF BENEFICIAL INTEREST                                               $    101.09
                                                                       ===========
ANALYSIS OF MEMBERS' EQUITY:
   Capital subscriptions                                               $35,020,000
   Undistributed net investment loss                                       (93,908)
   Net unrealized appreciation on investments in investment funds          474,305
                                                                       -----------

                                                                       $35,400,397
                                                                       ===========



SEE NOTES TO FINANCIAL STATEMENTS                                              2

OLD FIELD MASTER FUND, LLC

SCHEDULE OF INVESTMENTS IN INVESTMENT FUNDS
MARCH 31, 2007

                                                             FIRST                                  PERCENTAGE
                                                          ACQUISITION                               OF MEMBERS'
                                                              DATE         COST        FAIR VALUE     EQUITY*     LIQUIDITY**
-----------------------------------------------------------------------------------------------------------------------------
DISTRESSED/MERGER ARBITRAGE:
   CSO Ltd.                                                 2/1/2007    $ 1,400,000   $ 1,448,784       4.09%     Quarterly
   GK Debt Opportunity International, Ltd.                  2/1/2007      1,262,500     1,274,570       3.60%     Quarterly
   Montrica Global Opportunities Fund                       2/1/2007        800,000       819,822       2.32%     Quarterly
   Wexford Offshore Credit Opportunities Fund Limited       2/1/2007        787,500       808,171       2.28%     Quarterly
                                                                        ---------------------------------------

      TOTAL DISTRESSED/MERGER ARBITRAGE                                   4,250,000     4,351,347      12.29%
                                                                        ---------------------------------------

LONG/SHORT EQUITY:
   Alson Signature Fund Offshore, Ltd.                      2/1/2007        650,000       657,133       1.86%     Quarterly
   Criterion Capital Partners, Ltd.                         2/1/2007        650,000       668,861       1.89%     Monthly
   Dirigo, Ltd.                                             2/1/2007        700,000       708,799       2.00%     Quarterly
   Ivory Offshore Flagship Fund, Ltd.                       2/1/2007        700,000       705,789       1.99%     Quarterly
   Savannah-Baltimore Offshore Ltd.                         2/1/2007        850,000       842,207       2.38%     Quarterly
                                                                        ---------------------------------------

      TOTAL LONG/SHORT EQUITY                                             3,550,000     3,582,789      10.12%
                                                                        ---------------------------------------
TRADING:
   Anchorage Crossover Credit Offshore Fund, Ltd.           2/1/2007      1,750,000     1,784,491       5.04%     Quarterly
   AQR Absolute Return Offshore Fund Ltd.                   2/1/2007      1,050,000     1,081,837       3.06%     Quarterly
   Arx Global High Yield Securities Overseas Fund, Ltd.     2/1/2007      1,400,000     1,440,378       4.07%     Quarterly***
   Bridgewater Pure Alpha Fund I                            2/1/2007      1,050,000     1,058,737       2.99%     Monthly
   Citadel Kensington Global Strategies Fund, Ltd.          2/1/2007      1,750,000     1,822,031       5.15%     Quarterly
   CPIM Structured Credit Fund 1000 L.P.                    2/1/2007      1,400,000     1,364,982       3.86%     Quarterly
   Cura Fixed Income Arbitrage Fund, Ltd.                   2/1/2007      1,400,000     1,412,534       3.99%     Quarterly
   The Drake Absolute Return Fund, Ltd.                     2/1/2007        875,000       910,546       2.57%     Quarterly
   Dune Capital International Ltd.                          2/1/2007      1,750,000     1,760,373       4.97%     Annually
   Goldman Sachs Global Alpha Lower Volatility
     Fund PLC                                               2/1/2007      1,000,000       967,492       2.73%     Quarterly
   Latigo Offshore Fund, Ltd.                               2/1/2007      1,400,000     1,406,749       3.97%     Quarterly
   Linden International, Ltd.                               2/1/2007      1,400,000     1,429,933       4.04%     Quarterly
   Petra Offshore Fund, L.P.                                2/1/2007      1,400,000     1,426,728       4.03%     Quarterly
   Redbrick Capital Offshore Fund, Ltd.                     2/1/2007      1,225,000     1,241,038       3.51%     Quarterly
   Sandelman Partners Multi-Strategy Fund, Ltd.             2/1/2007      1,750,000     1,803,234       5.09%     Quarterly
   Tempo Fund Limited                                       2/1/2007      1,750,000     1,779,086       5.03%     Quarterly
                                                                        ---------------------------------------

      TOTAL TRADING                                                      22,350,000    22,690,169      64.10%
                                                                        ---------------------------------------

      TOTAL INVESTMENTS IN INVESTMENT FUNDS                             $30,150,000   $30,624,305      86.51%
                                                                        =======================================

*     Percentages are based on members' equity at end of period of $35,400,397.

**    Available frequency of redemptions after initial lock-up period.

***   Applicable only in the first and second quarters of each calendar year.



SEE NOTES TO FINANCIAL STATEMENTS                                              3

OLD FIELD MASTER FUND, LLC

STATEMENT OF OPERATIONS
FOR THE PERIOD FROM FEBRUARY 1, 2007 (COMMENCEMENT OF OPERATIONS) THROUGH MARCH 31, 2007

Net unrealized appreciation on investments in investment funds         $474,305
                                                                       --------
INVESTMENT INCOME:
   Interest                                                              23,836
                                                                       --------
EXPENSES:
   Management fee                                                        88,222
   Professional fees                                                     49,029
   Adminstration fee                                                     16,830
   Other                                                                  3,088
                                                                       --------

      Total expenses                                                    157,169
      Fund expense reimbursement                                        (39,425)
                                                                       --------

Net expenses                                                            117,744
                                                                       --------

Net investment loss                                                     (93,908)
                                                                       --------

NET INCOME                                                             $380,397
                                                                       ========





SEE NOTES TO FINANCIAL STATEMENTS                                              4

OLD FIELD MASTER FUND, LLC

STATEMENT OF CHANGES IN MEMBERS' EQUITY
FOR THE PERIOD FROM FEBRUARY 1, 2007 (COMMENCEMENT OF OPERATIONS) THROUGH MARCH 31, 2007

FROM OPERATIONS:
   Net unrealized appreciation on investments in investment
     funds                                                          $   474,305
   Net investment loss                                                  (93,908)
                                                                    -----------

   Net increase in members' equity from operations                      380,397

MEMBERS' EQUITY TRANSACTIONS:
   Proceeds from sales of 350,200 units                              35,020,000
                                                                    -----------

Net increase in members' equity                                      35,400,397
Members' equity at beginning of period                                        0
                                                                    -----------

MEMBERS' EQUITY AT END OF PERIOD                                    $35,400,397
                                                                    ===========





SEE NOTES TO FINANCIAL STATEMENTS                                             5

OLD FIELD MASTER FUND, LLC

STATEMENT OF CASH FLOWS
FOR THE PERIOD FROM FEBRUARY 1, 2007 (COMMENCEMENT OF OPERATIONS) THROUGH MARCH 31, 2007

CASH FLOWS FROM OPERATING AND INVESTING ACTIVITIES:
   Net income                                                      $    380,397
   Adjustments to reconcile net income to net cash used in
     operating and investing activities:
      Net unrealized appreciation of investments in investment
        funds                                                          (474,305)
      Changes in:
         Subscriptions to investment funds                          (30,150,000)
         Investments made in advance to investment funds             (3,450,000)
         Due from Investment Adviser                                    (39,425)
         Management fee payable                                          88,222
         Professional fees payable                                       49,029
         Administration fee payable                                      16,830
         Accrued expenses and other liabilities                           3,088
                                                                   ------------

            Net cash used in operating activities                   (33,576,164)

CASH FLOWS FROM FINANCING ACTIVITIES:
   Proceeds from sales of units                                      35,020,000
                                                                   ------------
NET CHANGE AND BALANCE IN CASH AND CASH EQUIVALENTS AT END OF
  PERIOD                                                           $  1,443,836
                                                                   ============





SEE NOTES TO FINANCIAL STATEMENTS                                              6

OLD FIELD MASTER FUND, LLC

NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2007


NOTE A - ORGANIZATION

Old Field Master Fund, LLC (the "Fund") is a Delaware limited liability company registered under the Investment Company Act of 1940, as amended, as a closed-end management investment company. The Fund was incorporated on August 8, 2006 and commenced operations on February 1, 2007. The Fund was formed for the purpose of investing in private investment funds to achieve capital appreciation. Marwood Alternative Asset Management, LLC (the "Investment Adviser"), a Delaware limited liability company, is a broker-dealer and an investment advisor registered with the Securities and Exchange Commission and is responsible for the investment decisions of the Fund. The Fund is a master fund in a master-feeder structure.


NOTE B - SIGNIFICANT ACCOUNTING POLICIES

[1]   BASIS OF ACCOUNTING:

      The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America.

[2]   USE OF ESTIMATES:

      The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

[3]   INVESTMENTS AND REVENUE RECOGNITION:

      Investments in private investment funds are valued by the Investment Adviser at fair value, which is generally based upon the underlying funds' net assets. Such investment funds invest in a variety of securities and financial instruments, some of which do not have readily available marketable prices. In the absence of readily available market prices, the fair values are estimated by the investment managers of those investment funds. Realized and unrealized gains and losses resulting from changes in such valuations are reflected in the statement of operations. The management agreements of the investment funds provide for compensation to the managers in the form of management fees typically ranging from 0.5% to 2.0% annually of net assets and performance fees ranging from 15% to 25% of net profits earned.

      Interest income is recorded on an accrual basis.

[4]   CASH AND CASH EQUIVALENTS:

      For purposes of the statement of cash flows, the Fund considers all highly liquid investment instruments purchased with a maturity of three months or less to be cash equivalents.

[5]   INCOME TAXES:

      No provision of federal, state or local income taxes has been made since these taxes are the responsibility of the individual members.

[6]   ADMINISTRATION AGREEMENT:

      The Fund entered into an administration agreement dated August 24, 2006 with SEI Investments Global Fund Services, which provides for fees in accordance with the terms of the administration agreement.

OLD FIELD MASTER FUND, LLC

NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2007


NOTE B - SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

[7]   FAIR VALUE OF FINANCIAL INSTRUMENTS:

      The fair value of the Fund's assets and liabilities, which qualify as financial instruments under the Statement of Financial Accounting
      Standards No. 107, "Disclosures About Fair Value of Financial Instruments," approximates the carrying amounts presented in the accompanying statement of assets, liabilities and members' equity.

[8]   NEW ACCOUNTING PRONOUNCEMENTS:

      In July, 2006 the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" ("FIN 48"), which clarifies the accounting for uncertainty in tax positions taken or expected to be taken in a tax return. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of tax provisions taken or expected to be taken on a tax return. FIN 48 is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness. Management is currently evaluating the impact, if any, of applying the various provisions of FIN 48.

      In September 2006, the FASB issued SFAS No. 157, "Fair Value Measurements" ("SFAS 157"). SFAS 157 defines fair value and establishes a framework for measuring fair value. It also expands the disclosures about the use of fair value to measure assets and liabilities. SFAS 157 is effective the first fiscal year beginning after November 15, 2007. At this time, management is evaluating the impact, if any, of the adoption of SFAS 157 on the Fund's financial statements.

      In February 2007, the FASB issued SFAS No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities - including an amendment of FASB Statement No. 115" ("SFAS 159"). SFAS 159 permits an entity to elect fair value as the initial and subsequent measurement attribute for many financial assets and liabilities. Entities electing the fair value option would be required to recognize changes in fair value in earnings. Entities electing the fair value option are required to distinguish, on the face of the statement of assets, liabilities and members' equity, the fair value of assets and liabilities for which the fair value option has been elected and similar assets and liabilities measured using another measurement attribute. SFAS 159 is effective for the Fund's fiscal year 2008. The adjustment to reflect the difference between the fair value and the carrying amount would be accounted for as a cumulative-effect adjustment to members' equity as of the date of initial adoption. The Fund is currently evaluating the impact, if any, of SFAS 159 on the Fund's financial statements.


NOTE C - RELATED PARTY TRANSACTIONS

[1]   MANAGEMENT FEES:

      Under the investment management agreement between the Fund and the Investment Adviser, the Fund pays the Investment Adviser a fixed monthly management fee, payable quarterly equal to .125% (1.5% per annum) of the aggregate net asset value of the outstanding units of the Fund as of the last day of each month.

OLD FIELD MASTER FUND, LLC

NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2007


NOTE D - FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

In the normal course of business, the investment funds in which the Fund invests, trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts, and equity swaps. The Fund's risk of loss in these investment funds is limited to the value of these investments reported by the Fund. The investment funds provide for periodic redemptions ranging from monthly to annually.


NOTE E - EXPENSE LIMITATION AND REIMBURSEMENT

The Investment Adviser, the Fund and Old Field Fund, LLC (the "Domestic Feeder") have entered into an expense limitation and reimbursement agreement (the "Expense Limitation Agreement") under which the Investment Adviser or an affiliate of the Investment Adviser has agreed to waive its fees, or to pay or absorb the ordinary operating expenses of the Fund and the Domestic Feeder to the extent necessary to limit the ordinary operating expenses of the Fund and the Domestic Feeder in the aggregate, to 2.00% per annum of the Fund's and the Domestic Feeder's average monthly net assets (the "Expense Limitation"). In consideration of the Investment Adviser's agreement to limit the Fund's and the Domestic Feeder's expenses, the Fund and the Domestic Feeder will carry forward the amount of expenses waived, paid or absorbed by the Investment Adviser or its affiliate in excess of the Expense Limitation for a period not to exceed three years from the end of the fiscal year in which they were incurred and will reimburse the Investment Adviser or its affiliate such amounts. Reimbursement will be made as promptly as possible, but only to the extent it does not cause the Fund's or the Domestic Feeder's ordinary operating expenses to exceed the Expense Limitation. The Expense Limitation Agreement will remain in effect until terminated by the Investment Adviser, the Fund or the Domestic Feeder.


NOTE F - ALLOCATION OF INCOME AND LOSSES AND CAPITAL TRANSACTIONS

Units in the Fund will be offered and may be purchased on a monthly basis or at such other times as may be determined by the board of managers of the Fund (the "Board"). The Board of the Fund may discontinue accepting subscriptions at any time. Units will be sold at the net asset value per unit as of the date on which the subscription is accepted. At the inception of the Fund, the units were sold at $100 per unit.

Members do not have the right to require the Fund to redeem any or all of its units since it is a closed-end fund. The Fund may offer to repurchase units pursuant to at least 30 days prior written notice by members at such times, amounts and terms as may be determined by the Board of the Fund, in its sole discretion.

Net income or losses are allocated to all members in proportion to their respective units.

OLD FIELD MASTER FUND, LLC

NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2007


NOTE G - FINANCIAL HIGHLIGHTS

The following table summarizes per unit data for the members and the Fund's ratios of net investment loss and expenses to average net assets and total return for the period from February 1, 2007 (commencement of operations) through March 31, 2007:

      PER UNIT OPERATING PERFORMANCE:
         Initial subscription                                 $100.00
                                                              -------
      Income from investment operations:
         Net investment loss                                    (0.27)
         Net unrealized gain on investments
           in investment funds                                   1.36
                                                              -------

         Total from investment income                            1.09
                                                              -------

      NET ASSET VALUE, END OF PERIOD                          $101.09
                                                              =======

      MEMBERS' EQUITY, END OF PERIOD (000'S)                  $35,400
                                                              =======

      TOTAL RETURN                                               1.09%
                                                                =====

      PORTFOLIO TURNOVER                                            0%
                                                                =====
      RATIO TO AVERAGE NET ASSETS*:
         Expenses, before reimbursement                          0.45%
         Reimbursement                                          (0.11)%
                                                                -----

         Expenses, after reimbursement                           0.34%
                                                                =====

         Net investment loss, before reimbursement              (0.38)%
         Reimbursement                                           0.11%
                                                                -----

         Net investment loss, after reimbursement               (0.27)%
                                                                =====

     *Not annualized

     The net investment loss and expense ratios are calculated for all members taken as a whole. The computation of such ratios based on the amount of expenses and net investment loss assessed to an individual investor's share may vary based on the timing of capital transactions. Total return is calculated on a monthly compounded basis.

Annual Report (Additional Un-Audited Information)
-------------------------------------------------

Old Field Fund, LLC (the "Fund") files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund's Form N-Q is available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling the Fund at (212) 532-3651; and (iI) on the Commission's website at http://www.sec.gov.

A chart detailing the Board of Managers and the Officers of the Fund and Old Field Master Fund, LLC is included on the final page of this annual report.

OLD FIELD FUND, LLC AND OLD FIELD MASTER FUND, LLC

Managers

------------------------------ ------------------------------ ----------------------- ----------------------------
                                    Positions(s) Held with      Term of Office and      Principal Occupation (s)
    Name, Age and Address       the Fund and the Master Fund   Length of Time Served    During the Past 5 Years

------------------------------ ------------------------------ ----------------------- ----------------------------
Lisa Z. Davis (49)             Manager                        Indefinite term         Certified Public Accountant
31 Merit Lane                                                 (since August 23,       Director Tax Audits, The
Jericho, NY 11753                                             2006)                   Interpublic Group of
                                                                                      Companies, Inc.

------------------------------ ------------------------------ ----------------------- ----------------------------
Brian J. Yudewilz(40)          Manager                        Indefinite term         Attorney
43 Kristin Lane                                               (since August 23,
Hauppauge, NY 11788                                           2006)

------------------------------ ------------------------------ ----------------------- ----------------------------
John T. Moore (41)             Manager, President             Indefinite term         Principal, Chairman and CEO
232 Madison Avenue                                            (since August 23,       Marwood Group & Co. USA LLC
Suite 906                                                     2006)                   Chairman, Marwood Group & Co.
New York, NY 10016


------------------------------ ------------------------------ ----------------------- ----------------------------


------------------------------ ---------------------- ------------------------------------- ---------------------------
                                Number of Portfolios                                         Total Annual Compensation
                                  in Fund Complex          Other Directorships                      from the Fund
    Name, Age and Address       Overseen by Manager          Held by Manager                      and Fund Complex
------------------------------ ---------------------- ------------------------------------- ---------------------------
Lisa Z. Davis (49)                        2           None                                              $9.000
31 Merit Lane
Jericho, NY 11753

------------------------------ ---------------------- ------------------------------------- ---------------------------
Brian J. Yudewilz(40)                     2           Director, Huntington Chamber of                   $6,000
43 Kristin Lane                                       Commerce
Hauppauge, NY 11788                                   Director, Rainbow Pre-School
                                                      of Suffolk County
------------------------------ ---------------------- ------------------------------------- ---------------------------
John T. Moore (41)                        2           Director, Saint Vincents Medical                   $0
232 Madison Avenue                                    Center Director, Metropolitan
Suite 906                                             Foundation Board of Visitors,
New York, NY 10016                                    University of North Carolina at
                                                      Chapel Hill  Chairman of Advisory
                                                      Board, UNC Department of
                                                      Communication Studies
------------------------------ ---------------------- ------------------------------------- ---------------------------

Principal Officers who are not Managers
------------------------------ ----------------------------- ----------------------- --------------------------------
           Name, Age and
              Address              Positions(s) Held with                                 Principal Occupation(s)
                               the Fund and the Master Fund   Length of Time Served       During the Past 5 Years
------------------------------ ----------------------------- ----------------------- --------------------------------
Thomas J. Modzelewski (31)     Treasurer, Chief               Since August 23, 2006  Principal, Director of
232 Madison Avenue             Compliance Officer                                    Operations
Suite 906                                                                            Chief Compliance Officer,
New York, NY 10016                                                                   Marwood Group & Co.
------------------------------ ----------------------------- ----------------------- --------------------------------
Michael R. Wasserman (39)      Secretary                      Since August 23, 2006  Attorney
232 Madison Avenue
Suite 906
New York, NY 10016
------------------------------ ----------------------------- ----------------------- --------------------------------

ITEM 2.    CODE OF ETHICS.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer and principal financial officer.

 ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The Registrant's board of managers has determined that the Registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial expert, Lisa Z. Davis, is independent as defined in Form N-CSR Item 3(a)(2).

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Eisner, LLP billed the Funds (as defined in Item 4(e)(1) below) aggregate fees for services rendered to the Funds for the last two fiscal years as follows:

------------------ ----------------------------------------------------- -----------------------------------------------------
                                           2007                                                   2006
------------------ ----------------------------------------------------- -----------------------------------------------------
                   All fees and      All fees and      All other fees    All fees and      All fees and      All other fees
                   services to the   services to       and services to   services to the   services to       and services to
                   Funds that        service           service           Funds that        service           service
                   were pre-         affiliates that   affiliates that   were pre-         affiliates that   affiliates that
                   approved          were pre-         did not require   approved          were pre-         did not require
                                     approved          pre-approval                        approved          pre-approval
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(a)     Audit        $35,000              N/A             N/A                N/A                N/A            N/A
        Fees(1)

------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(b)     Audit-           0                N/A              N/A                N/A               N/A             N/A
        Related
        Fees
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(c)     Tax              0                N/A              N/A                N/A               N/A             N/A
        Fees

------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(d)     All              0                N/A              N/A                N/A               N/A             N/A
        Other
        Fees
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------

Notes:
Audit fees include amounts related to the audit of the Registrant's annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.

(e)(1) Audit Committee's Pre-approval Policies and Procedures. The Registrant's Audit Committee must pre-approve all audit and non-audit services provided by the independent accountant relating to the operations or financial reporting of the Registrant. Prior to the commencement of any audit or non-audit services to the Registrant, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.
The Registrant's Audit Committee has an audit committee charter to, among other purposes, provide a framework for the Committee's consideration of non-audit services. The audit committee charter requires that non-audit services provided by the independent auditor of each of the Registrant and other registered investment companies that are part of the same complex (the "Funds") be pre-approved. The Committee shall timely advise the principal executive officer and principal financial officer of the Registrant (or whoever is responsible for preparing and filing relevant reports under the Securities Exchange Act of 1934, as amended ("Securities Exchange Act"), as required by the Investment Company
Act) of the approval of such audit non-service and shall direct that such service be disclosed in such reports.


(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

          ---------------------------- ----------------- ----------------
                                             2007             2006
          ---------------------------- ----------------- ----------------
          Audit-Related Fees                  0                N/A

          ---------------------------- ----------------- ----------------
          Tax Fees                            0                N/A
          ---------------------------- ----------------- ----------------
          All Other Fees                      0                N/A

          ---------------------------- ----------------- ----------------


(f)        Not applicable.

(g) The aggregate non-audit fees and services billed by Eisner, LLP for the last two fiscal years were $0 and $0 for 2007 and 2006, respectively.

(h) The Registrant's audit committee of the board of managers has considered whether the provision of non-audit services that were rendered to the Registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.


ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable .

ITEM 6.    SCHEDULE OF INVESTMENTS

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to unitholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The Registrant invests through a master fund in hedge funds, which generally issue non-voting securities. Therefore, the Registrant ordinarily does not receive proxies, and is not called upon to vote proxies. Where the Registrant is called upon to vote proxies, the investment adviser's policy is to exercise proxy voting authority in a prudent and diligent manner and to make voting decisions on behalf of the Registrant and its interest holder(s), based on the investment adviser's reasonable judgment of what is in the Registrant's best interest. The investment adviser bases its decision on analysis and judgment of the particular facts and circumstances in question. Thus, to the extent the Registrant invests in voting securities, if any, its primary consideration in voting portfolio proxies would be the financial interests of the Registrant and its interest holders. One of the primary factors the investment adviser considers when determining the desirability of investing in a particular hedge fund is the quality and depth of its management. Accordingly, the investment adviser believes that the recommendation of management on any issue should be given substantial weight in determining how proxy issues are resolved. As a matter of practice, the investment adviser will vote on most issues presented in a portfolio hedge fund proxy statement in accordance with the position of the fund's management, unless the investment adviser determines that voting in accordance with management's recommendation would adversely affect the investment merits of owning the hedge fund. However, the investment adviser will consider each issue on its own merits, and will not support the position of the fund's management in any situation where, in the investment adviser's judgment, it would not be in the best interests of the Registrant or its interest holders to do so. In addition, the Registrant invests through a master fund only in hedge funds that are unaffiliated with the investment adviser.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

(a)(1)     Portfolio Managers
The day-to-day management of the Registrant's portfolio is the responsibility of Paul S. Platkin, the Chief Investment Officer of the Robeco-Sage division of the Robeco Investment Management, and Michael Murphy, the Director of Research of the Robeco-Sage division of the Robeco Investment Management. Investment decisions for the Registrant are made with the oversight of the investment adviser's Investment Committee, comprised of Michael Abbott, Mr. Platkin and Mr. Murphy.

Michael Abbott, Chief Executive Officer and Managing Director of the Robeco-Sage division of the Robeco Investment Management. Mr. Abbott spent six years with Goldman Sachs in various leadership roles for the Goldman Sachs' convertibles and structured products groups before leaving in 2002 to found Elysium Capital Group, a macro discretionary hedge fund specializing in foreign exchange. His experience also includes positions with O'Connor Partners and Swiss Bank Corporation where he had leadership roles in developing business in equity and equity-linked capital markets, and syndicate and corporate derivatives. A native of London, Mr. Abbott holds a Bachelor of Laws from Kings College London University, and spent the early part of his career as a member of the London Metropolitan Police force.

Mr. Abbott is a member of the Investment Committee, which is responsible for choosing investment managers based on overall portfolio fit.

Paul S. Platkin, CFA, Chief Investment Officer and Managing Director of the Robeco-Sage division of the Robeco Investment Management. Mr. Platkin joined Robeco-Sage Capital Management, L.L.C. in 2003 as its Chief Investment Officer after spending 9 years at General Motors Corporation, most recently as General Director of the Absolute Return Strategies Unit of GM Asset Management. Prior to that, he was a Director and Portfolio Manager at GM Asset Management. Additional affiliations include three years as an investment banking associate at EFC Group and three years as a staff consultant at Arthur Andersen & Co. Mr. Platkin holds a BSBA from Georgetown University and an MBA in Finance/International Business from Columbia University.

Mr. Platkin is a member of the Investment Committee. Mr. Platkin also oversees the on-site due diligence, monitoring of investment managers and portfolio construction.

Michael Murphy, CFA, Director of Research and Managing Director of the Robeco-Sage division of the Robeco Investment Management. Mr. Murphy joined Robeco-Sage Capital Management, L.L.C. in 2004 and is responsible for managing the Robeco-Sage division's investment research process. Prior to joining Robeco-Sage Capital Management, L.L.C., he was Head of Asset Management and Research at Norfolk Markets, LLC, a boutique investment firm, for two years, and prior to that spent two years as a Senior Alternative Investment Analyst at HSBC in New York. Mr. Murphy began his investment career with Lehman Brothers Inc. working with offshore mutual funds and developing the firm's first fund of funds products. He received a B.S. in Business Administration magna cum laude from Northeastern University. He is a member of the New York Society of Securities Analysts and the CFA Institute.

Mr. Murphy is a member of the Investment Committee. Mr. Murphy acts as a senior analyst and has responsibilities for on-site due diligence, monitoring of investment managers and portfolio construction.

(a)(2) Other Accounts
(i) The account information below is applicable to each of the above portfolio managers.

(ii)(A) Other registered investment companies managed by the portfolio managers:
3 funds with approximate total assets of $208,996,000.
(ii)(B) Other pooled investment vehicles managed by the portfolio managers: 9 funds with approximate total assets of $1,988,235,000.

(iii) Registered investment companies managed by the portfolio managers with incentive fees: 1 fund with approximate total assets of $54,890,000.
       Pooled investment vehicles with incentive fees managed by the portfolio managers: 4 funds with approximate total assets of $602,976,000.

(iv) Real, potential or apparent conflicts of interest may arise when a portfolio manager has day-to-day portfolio management responsibilities with respect to more than one investment vehicle. The portfolio managers manage other accounts with investment strategies similar to the Registrant, including other investment companies, pooled investment vehicles and separately managed accounts. Fees earned may vary among these accounts, and the portfolio managers may personally invest in these accounts. These factors could create conflicts of interest because portfolio managers may have incentives to favor certain accounts over others, resulting in other accounts outperforming the Registrant. A conflict may also exist if the portfolio managers identify a limited investment opportunity that may be appropriate for more than one account, but the Registrant is not able to take full advantage of that opportunity due to the need to allocate that opportunity among multiple accounts. In addition, the portfolio managers may execute transactions for another account that may adversely impact the value of securities held by the Registrant. However, the portfolio managers believes that these risks are mitigated by the fact that accounts with like investment strategies managed by the portfolio managers are generally managed in a similar fashion and the investment adviser has a policy that seeks to allocate opportunities on a fair and equitable basis.

As stated above, the portfolio managers also manage other investment vehicles (the "Other Vehicles"). The Other Vehicles may invest in the same private investment funds, joint ventures, investment companies and other similar investment vehicles ("Portfolio Funds") as the Registrant. As a result, the Other Vehicles may compete with the Registrant for appropriate investment opportunities. As a general matter, the portfolio managers will consider participation by the Registrant in all appropriate investment opportunities that are under consideration by the portfolio managers for the Other Vehicles. The portfolio managers will evaluate for the Registrant and the Other Vehicles a variety of factors that may be relevant in determining whether a particular investment opportunity or strategy is appropriate and feasible for the Registrant or the Other Vehicles at a particular time. Because these considerations may differ for the Registrant and the Other Vehicles in the context of any particular investment opportunity and at any particular time, the investment activities and future investment performance of the Registrant and each of the Other Vehicles will differ. The portfolio managers will, however, attempt to allocate these investment opportunities in an equitable manner.

(a)(3) Compensation
Compensation for the portfolio managers is a combination of a fixed salary and a bonus. The bonus paid to a portfolio manager for any year may be tied, in part, to the performance of the Registrant or any other fund managed by the portfolio managers during such year as compared to the performance of the HFR Fund of Funds Composite Index or another index or indices deemed relevant by senior management. The amount of salary and bonus paid to the portfolio managers is based on a variety of factors, including the financial performance of the relevant investment adviser, execution of managerial responsibilities, client interactions and teamwork support. As part of their compensation, the portfolio managers also have 401k plans that enable them to direct a percentage of their pre-tax salary and bonus without any contribution from Robeco Investment Management into a tax-qualified retirement plan and are also eligible to participate in profit-sharing plans with Robeco Investment Management.

(a)(4) Ownership
The following table sets forth the dollar range of units of the Registrant beneficially owned by the portfolio managers as of March 31, 2007.

           PORTFOLIO MANAGER                    DOLLAR RANGE

             Michael Abbott                         None
             Paul S. Platkin                        None
             Michael Murphy                         None

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

 The Registrant has adopted policies and procedures by which Members may recommend nominees who are not "interested persons" (as defined in the 1940 Act) of the Funds to fill one or more vacancies on the Boards. The names of such nominees, along with relevant biographical information relating to the nominee's qualifications and eligibility to serve on the Boards, may be promptly submitted to the Secretary of the Funds, who will then forward the recommendations to the Nominating Committee of the Boards for consideration. If a recommendation for a nominee is received by the Nominating Committee at a time at which no vacancy exists, information relating to such nominee will be retained by the Nominating Committee and such nominee will be reviewed and considered for any vacancy occurring in the six (6) months following the initial recommendation.

ITEM 11.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the Registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the Registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the Registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the Registrant's internal control over financial reporting that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrants internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                             Old Field Fund, LLC


By (Signature and Title)*               /s/ John T. Moore
                                        -----------------
                                        John T. Moore, President,
                                        (Principal Executive Officer)
Date 06/06/07





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By (Signature and Title)*               /s/ John T. Moore
                                        -----------------
                                        John T. Moore,
                                        President, (Principal Executive Officer)

Date 06/06/07


By (Signature and Title)*               /s/ Thomas J. Modzelewski
                                        -------------------------
                                        Thomas J. Modzelewski,
                                        Treasurer, (Principal Financial Officer)


Date 06/06/07


* Print the name and title of each signing officer under his or her signature.